Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
Central Index Key	dei_EntityCentralIndexKey	0000871967
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 1, 2011
DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND (Prospectus Summary) | DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND | DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMAXX

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND (Prospectus Summary) | DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
Fund Summary
Investment Objective
The fund seeks as high a level of current income exempt from federal and
Massachusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
Management fees	0.50%
Other expenses (including shareholder services fees)	0.14%
Total annual fund operating expenses	0.64%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND	65	205	357	798

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price of  $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state personal income taxes.

The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and Massachusetts state personal income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Massachusetts state municipal obligations are not available for investment. In addition, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below  $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o State-specific risk. The fund is subject to the risk that Massachusetts's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

o Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

o Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund.  The table shows the average annual total returns of the fund's shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

The bar chart shows changes in the performance of the fund's shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter
Q3, 2007: 0.78%
Worst Quarter
Q4, 2010: 0.00%

The table shows the average annual total returns of the fund's shares over time.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND	none	1.60%	1.42%

For the fund's current yield, call toll free 1-800-645-6561.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND (Prospectus Summary) | DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks as high a level of current income exempt from federal and
Massachusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price of  $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state personal income taxes.

The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and Massachusetts state personal income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Massachusetts state municipal obligations are not available for investment. In addition, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below  $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o State-specific risk. The fund is subject to the risk that Massachusetts's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

o Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

o Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund.  The table shows the average annual total returns of the fund's shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the fund's shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2007: 0.78%
Worst Quarter
Q4, 2010: 0.00%

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows the average annual total returns of the fund's shares over time.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
For the fund's current yield, call toll free 1-800-645-6561.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND (Prospectus Summary) | DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND | DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND | DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	798
Annual Return 2001	rr_AnnualReturn2001	2.34%
Annual Return 2002	rr_AnnualReturn2002	0.92%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.59%
Annual Return 2005	rr_AnnualReturn2005	1.82%
Annual Return 2006	rr_AnnualReturn2006	2.83%
Annual Return 2007	rr_AnnualReturn2007	3.07%
Annual Return 2008	rr_AnnualReturn2008	1.93%
Annual Return 2009	rr_AnnualReturn2009	0.22%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%